10. FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair value measurements based on the valuation technique

Our fair value measurements at the March 31, 2014 reporting date are classified based on the valuation technique level noted in the table below:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liabilities	$–	$–	$10,679,067
Total Assets	$–	$–	$10,679,067

Assumptions used
Fiscal Year Ended March 31, 2014
Risk free interest rate	0.02% - 0.79%
Average expected life	0.25 – 2.8 years
Expected volatility	58.0% - 103.1%
Expected dividends	None

Summary of changes in the fair value of our Level 3 financial instruments
	April 1, 2013	Recorded New Derivative Liabilities	Change in estimated fair value recognized in results of operations	Reclassification of Derivative Liability to Paid in capital	March 31, 2014

Derivative liabilities	$3,588,239	$–	$5,729,780	$1,361,048	$10,679,067